Vanguard S&P Mid-Cap 400 Value Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Communication Services (1.5%)
	TEGNA Inc.	233,341	3,582
	Cable One Inc.	2,055	3,154
	Telephone & Data Systems Inc.	105,082	2,492
	Cinemark Holdings Inc.	63,148	2,139
	Meredith Corp.	43,154	1,512
*	AMC Networks Inc. Class A	24,260	932
	John Wiley & Sons Inc. Class A	17,079	807
			14,618
Consumer Discretionary (11.6%)
*	Caesars Entertainment Corp.	598,583	7,806
	Polaris Inc.	61,882	6,046
*	Skechers U.S.A. Inc. Class A	144,054	5,794
	Toll Brothers Inc.	139,146	5,589
	Brunswick Corp.	92,327	5,426
	Marriott Vacations Worldwide Corp.	41,723	5,125
	Goodyear Tire & Rubber Co.	250,431	4,004
*	Murphy USA Inc.	32,367	3,804
	Thor Industries Inc.	59,304	3,782
	Dick's Sporting Goods Inc.	70,963	3,251
*	AutoNation Inc.	63,318	3,235
	KB Home	92,103	3,185
	Graham Holdings Co. Class B	4,686	2,960
*	Visteon Corp.	30,107	2,816
	Williams-Sonoma Inc.	40,428	2,806
	Dunkin' Brands Group Inc.	36,525	2,796
	Dana Inc.	155,006	2,627
	American Eagle Outfitters Inc.	171,055	2,561
	Boyd Gaming Corp.	86,183	2,535
	Carter's Inc.	23,611	2,439
	Foot Locker Inc.	60,256	2,413
*	TRI Pointe Group Inc.	153,215	2,387
*,^	Mattel Inc.	189,797	2,221
	Gentex Corp.	74,090	2,104
*	Adient plc	93,775	2,050
^	Bed Bath & Beyond Inc.	137,616	2,006
	Aaron's Inc.	34,192	1,997
	Six Flags Entertainment Corp.	44,781	1,947
*	Tempur Sealy International Inc.	21,819	1,852
	Cracker Barrel Old Country Store Inc.	11,653	1,792
	Wyndham Destinations Inc.	34,764	1,686
	Texas Roadhouse Inc. Class A	24,652	1,427
*	Etsy Inc.	27,245	1,182
*	Delphi Technologies plc	93,819	1,169
*	Penn National Gaming Inc.	49,268	1,135
	Cheesecake Factory Inc.	22,115	964
*	Grubhub Inc.	20,666	891
*	Sally Beauty Holdings Inc.	48,047	885
^	Dillard's Inc. Class A	11,003	790

Jack in the Box Inc.	9,431	748
Papa John's International Inc.	11,580	733
		110,966
Consumer Staples (3.8%)
Casey's General Stores Inc.	39,600	6,881
Ingredion Inc.	71,869	5,977
Sanderson Farms Inc.	21,235	3,516
* BJ's Wholesale Club Holdings Inc.	131,104	3,107
* TreeHouse Foods Inc.	60,530	2,959
* Sprouts Farmers Market Inc.	127,206	2,519
Nu Skin Enterprises Inc. Class A	59,825	2,288
Flowers Foods Inc.	103,652	2,232
* Hain Celestial Group Inc.	86,430	2,137
* Pilgrim's Pride Corp.	56,388	1,776
Energizer Holdings Inc.	33,817	1,687
* Edgewell Personal Care Co.	29,755	927
		36,006
Energy (2.2%)
* WPX Energy Inc.	454,919	4,476
World Fuel Services Corp.	70,417	2,986
EQT Corp.	275,172	2,402
Patterson-UTI Energy Inc.	218,204	1,951
PBF Energy Inc. Class A	59,269	1,855
* Transocean Ltd.	334,458	1,666
^ Antero Midstream Corp.	241,552	1,106
* Apergy Corp.	40,880	1,044
Core Laboratories NV	21,026	921
* Oasis Petroleum Inc.	312,119	730
* Matador Resources Co.	42,544	599
* Southwestern Energy Co.	315,056	573
* Chesapeake Energy Corp.	618,910	369
		20,678
Financials (24.3%)
* Alleghany Corp.	15,542	12,123
Reinsurance Group of America Inc. Class A	67,596	11,184
WR Berkley Corp.	155,857	10,598
RenaissanceRe Holdings Ltd.	47,564	8,958
American Financial Group Inc.	80,403	8,821
First American Financial Corp.	120,735	7,681
Prosperity Bancshares Inc.	102,144	7,176
TCF Financial Corp.	165,307	7,024
Old Republic International Corp.	306,964	6,925
Synovus Financial Corp.	157,833	6,012
New York Community Bancorp Inc.	503,364	6,000
Cullen/Frost Bankers Inc.	61,409	5,745
Jefferies Financial Group Inc.	271,414	5,673
First Horizon National Corp.	336,550	5,412
* Brighthouse Financial Inc.	119,991	4,939
Webster Financial Corp.	99,259	4,833
Pinnacle Financial Partners Inc.	77,905	4,785
PacWest Bancorp	127,312	4,741
Stifel Financial Corp.	74,944	4,685
Janus Henderson Group plc	171,320	4,351
United Bankshares Inc.	109,721	4,155
Wintrust Financial Corp.	61,055	4,146
Valley National Bancorp	357,356	4,138

SEI Investments Co.	61,486	3,968
Hancock Whitney Corp.	97,698	3,967
Umpqua Holdings Corp.	237,160	3,882
Bank OZK	130,197	3,864
Associated Banc-Corp	174,658	3,745
East West Bancorp Inc.	78,308	3,588
Legg Mason Inc.	87,825	3,432
Hanover Insurance Group Inc.	24,709	3,359
Washington Federal Inc.	85,517	3,148
Navient Corp.	218,458	3,135
* Texas Capital Bancshares Inc.	54,176	3,131
Fulton Financial Corp.	179,075	3,073
CNO Financial Group Inc.	168,007	3,044
Cathay General Bancorp	81,667	3,007
Signature Bank	23,580	2,909
Kemper Corp.	38,444	2,842
International Bancshares Corp.	62,230	2,640
Commerce Bancshares Inc.	38,262	2,565
Trustmark Corp.	69,362	2,383
FNB Corp.	188,947	2,347
Sterling Bancorp	110,502	2,256
Eaton Vance Corp.	47,483	2,240
Bank of Hawaii Corp.	23,191	2,090
Evercore Inc. Class A	23,618	1,828
Federated Investors Inc. Class B	53,837	1,805
Home BancShares Inc.	92,256	1,736
BancorpSouth Bank	52,437	1,631
Selective Insurance Group Inc.	22,380	1,482
Interactive Brokers Group Inc.	26,451	1,281
* Genworth Financial Inc. Class A	298,140	1,181
Mercury General Corp.	15,781	773
		232,437
Health Care (3.6%)
* United Therapeutics Corp.	47,228	4,357
* Nektar Therapeutics Class A	188,775	3,830
* Catalent Inc.	67,627	3,516
* Charles River Laboratories International Inc.	23,130	3,360
* Acadia Healthcare Co. Inc.	95,344	3,066
* Exelixis Inc.	159,856	2,659
* MEDNAX Inc.	90,699	2,369
* Prestige Consumer Healthcare Inc.	54,110	2,044
* Tenet Healthcare Corp.	61,279	1,973
* Allscripts Healthcare Solutions Inc.	179,490	1,935
Patterson Cos. Inc.	92,619	1,803
Cantel Medical Corp.	20,980	1,613
* Syneos Health Inc.	28,087	1,542
		34,067
Industrials (19.2%)
Owens Corning	117,172	7,858
* AECOM	169,879	7,361
* Teledyne Technologies Inc.	19,983	6,834
Oshkosh Corp.	73,664	6,664
Watsco Inc.	35,126	6,251
* Stericycle Inc.	98,140	6,165
* JetBlue Airways Corp.	319,088	6,149
ManpowerGroup Inc.	64,450	5,971

Acuity Brands Inc.	42,972	5,620
EMCOR Group Inc.	60,459	5,377
AGCO Corp.	68,154	5,325
Nordson Corp.	31,412	5,209
Knight-Swift Transportation Holdings Inc.	132,226	4,891
* XPO Logistics Inc.	57,584	4,762
Old Dominion Freight Line Inc.	22,749	4,359
* MasTec Inc.	64,930	4,307
nVent Electric plc	167,570	4,141
Timken Co.	73,710	3,876
Graco Inc.	73,659	3,558
Toro Co.	44,778	3,501
Carlisle Cos. Inc.	21,948	3,423
* Genesee & Wyoming Inc. Class A	30,486	3,398
Hubbell Inc. Class B	22,854	3,360
Valmont Industries Inc.	23,299	3,335
Herman Miller Inc.	63,602	3,039
* Colfax Corp.	89,979	3,032
Ryder System Inc.	57,443	3,015
* Kirby Corp.	35,484	2,994
Lincoln Electric Holdings Inc.	31,273	2,885
Donaldson Co. Inc.	48,073	2,696
Tetra Tech Inc.	30,018	2,650
Fluor Corp.	150,704	2,628
Deluxe Corp.	46,237	2,362
Brink's Co.	25,310	2,354
Trinity Industries Inc.	110,177	2,318
* FTI Consulting Inc.	21,025	2,292
Terex Corp.	70,548	1,980
* Clean Harbors Inc.	23,248	1,921
* Trex Co. Inc.	22,024	1,895
* Avis Budget Group Inc.	63,011	1,875
Crane Co.	22,501	1,869
HNI Corp.	46,176	1,814
Regal Beloit Corp.	21,679	1,772
* Dycom Industries Inc.	33,918	1,765
Werner Enterprises Inc.	47,695	1,753
* Mercury Systems Inc.	23,896	1,750
GATX Corp.	21,531	1,740
Landstar System Inc.	15,366	1,712
MSC Industrial Direct Co. Inc. Class A	22,782	1,672
Granite Construction Inc.	50,447	1,300
* Resideo Technologies Inc.	132,234	1,293
EnerSys	15,099	1,060
KAR Auction Services Inc.	43,135	911
Healthcare Services Group Inc.	35,927	904
* NOW Inc.	64,478	723
		183,669
Information Technology (11.8%)
* Arrow Electronics Inc.	89,545	7,131
* CACI International Inc. Class A	26,799	6,413
MKS Instruments Inc.	58,682	6,237
Jabil Inc.	149,884	5,821
* Tech Data Corp.	38,345	5,556
SYNNEX Corp.	44,008	5,405
Cognex Corp.	93,742	4,704
Avnet Inc.	111,601	4,537

* First Solar Inc.	81,730	4,515
Science Applications International Corp.	52,824	4,508
* NCR Corp.	137,197	4,504
* Cirrus Logic Inc.	62,620	4,490
Teradyne Inc.	69,555	4,353
LogMeIn Inc.	53,244	4,152
CDK Global Inc.	77,016	4,124
Perspecta Inc.	148,580	4,098
* Coherent Inc.	25,829	3,897
Universal Display Corp.	15,525	3,015
* Lumentum Holdings Inc.	39,755	2,928
Vishay Intertechnology Inc.	142,542	2,835
* II-VI Inc.	93,314	2,724
KBR Inc.	80,805	2,406
* ViaSat Inc.	31,029	2,281
Belden Inc.	41,610	2,236
* NetScout Systems Inc.	71,898	1,812
* Ceridian HCM Holding Inc.	29,861	1,802
* Manhattan Associates Inc.	21,477	1,793
Blackbaud Inc.	20,125	1,668
* SolarEdge Technologies Inc.	17,567	1,434
* Synaptics Inc.	15,599	892
InterDigital Inc.	13,749	781
Plantronics Inc.	14,675	372
		113,424
Materials (7.8%)
Reliance Steel & Aluminum Co.	71,790	8,470
Steel Dynamics Inc.	236,530	7,978
Sonoco Products Co.	107,786	6,524
Ashland Global Holdings Inc.	65,184	4,674
AptarGroup Inc.	31,038	3,480
Olin Corp.	176,952	3,100
Royal Gold Inc.	25,420	2,981
Commercial Metals Co.	127,007	2,713
Carpenter Technology Corp.	51,335	2,699
Valvoline Inc.	117,559	2,663
PolyOne Corp.	82,791	2,610
Silgan Holdings Inc.	83,818	2,582
United States Steel Corp.	183,893	2,413
Domtar Corp.	61,694	2,302
Louisiana-Pacific Corp.	75,885	2,251
Eagle Materials Inc.	22,177	2,041
Minerals Technologies Inc.	37,763	2,039
Compass Minerals International Inc.	36,494	2,017
* Ingevity Corp.	19,385	1,751
Owens-Illinois Inc.	167,425	1,654
Scotts Miracle-Gro Co.	15,278	1,544
Sensient Technologies Corp.	24,156	1,529
Worthington Industries Inc.	39,915	1,529
NewMarket Corp.	2,704	1,336
Cabot Corp.	27,382	1,287
Greif Inc. Class A	15,563	671
		74,838
Real Estate (9.4%)
Jones Lang LaSalle Inc.	55,491	9,230
Kilroy Realty Corp.	100,050	8,328

Camden Property Trust	42,757	4,770
Liberty Property Trust	76,467	4,712
Sabra Health Care REIT Inc.	204,114	4,548
Service Properties Trust	177,115	4,125
Douglas Emmett Inc.	85,164	3,753
Brixmor Property Group Inc.	163,604	3,589
Corporate Office Properties Trust	120,573	3,518
Cousins Properties Inc.	80,614	3,264
Lamar Advertising Co. Class A	37,957	3,167
PotlatchDeltic Corp.	72,362	3,143
Highwoods Properties Inc.	58,090	2,820
Park Hotels & Resorts Inc.	113,608	2,687
Spirit Realty Capital Inc.	46,187	2,420
First Industrial Realty Trust Inc.	47,681	2,030
EPR Properties	28,400	2,014
Pebblebrook Hotel Trust	74,567	1,954
Healthcare Realty Trust Inc.	57,070	1,894
Senior Housing Properties Trust	256,047	1,874
CoreSite Realty Corp.	15,893	1,802
Rayonier Inc.	57,241	1,753
Weingarten Realty Investors	53,408	1,700
PS Business Parks Inc.	9,274	1,638
Alexander & Baldwin Inc.	73,137	1,586
JBG SMITH Properties	38,136	1,521
Urban Edge Properties	61,986	1,285
GEO Group Inc.	75,746	1,050
CoreCivic Inc.	66,705	1,011
^ Tanger Factory Outlet Centers Inc.	58,447	890
Taubman Centers Inc.	27,035	878
Mack-Cali Realty Corp.	34,150	730
		89,684
Utilities (4.6%)
MDU Resources Group Inc.	214,395	6,226
Aqua America Inc.	125,497	5,556
ALLETE Inc.	55,635	4,457
Southwest Gas Holdings Inc.	58,508	4,433
PNM Resources Inc.	85,790	4,156
New Jersey Resources Corp.	96,910	4,123
OGE Energy Corp.	94,864	3,990
Hawaiian Electric Industries Inc.	59,859	2,614
IDACORP Inc.	23,340	2,452
ONE Gas Inc.	27,262	2,423
Spire Inc.	30,644	2,372
NorthWestern Corp.	22,818	1,633
		44,435
Total Common Stocks (Cost $857,554)		954,822

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.5%)1
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund (Cost $5,096)	1.841%	50,957	5,097

Total Investments (100.3%) (Cost $862,650)			959,919
Other Assets and Liabilities-Net (-0.3%)3,4			(3,056)
Net Assets (100%)			956,863
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,490,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $3,716,000 was received for securities on loan.
4 Cash with a value of $80,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2019	10	2,010	75

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

S&P Mid-Cap 400 Value Index Fund

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At November 30, 2019, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.